GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 are as follows:

	December 31,
	2017	2016

Goodwill, beginning of the year	38,107	31,388
Additions in respect of acquisitions	-	6,070
Foreign currency translation adjustments	2,903	649

Goodwill, end of year	41,010	38,107

Schedule of Good will Reporting Unit [Table Text Block]

The carrying value of goodwill by reporting unit as of 31 December, 2017 is as follows:

Reporting unit	2017

Cellocator	2,534
SVR (*)	30,245
Pointer brazil	2,338
Cielo brazil	5,893

41,010

The carrying value of goodwill by reporting unit as of 31 December 2016 is as follows:

Reporting unit	2016

Cellocator	2,534
SVR (*)	27,219
Pointer brazil	2,373
Cielo brazil	5,981

38,107

(*) SVR in Israel.

Schedule of Material Assumptions [Table Text Block]

The material assumptions used for the income approach for 2017 were:

	Cellocator	SVR	Pointer brazil	Cielo

Discount rate	16%	15%	21%	21%
Growth rate	3%	2%	6%	6%
Years of projected cash flows	5	5	5	5